INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating loss carry forward	$ 7,595	$ 2,713
Reserves and allowances	5,073	1,358
Deferred tax assets before valuation allowance	12,668	4,071
Valuation allowance	(12,668)	(4,071)
Net deferred tax assets	$ 0	$ 0